Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 6,262,329,000,000	₩ 6,227,140,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,506,432,000,000	1,457,416,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,046,897,000,000	618,002,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	11,672,000,000	19,928,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,019,933,000,000	2,138,755,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,621,938,000,000	1,962,083,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 55,457,000,000	₩ 30,956,000,000